Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated net loss	$ (21,392)	$ (5,586)	$ (22,022)	$ (14,044)	$ (21,939)	$ (29,111)	$ (18,573)
Other comprehensive income:
Gain on cash flow hedge, net of tax		1,970	2,887	5,254	7,088	2,839	3,541
Total other comprehensive income		1,970	2,887	5,254	2,952	1,859	4,113
Comprehensive loss	(21,392)	(3,616)	(19,135)	(8,790)	(18,987)	(27,252)	(14,460)
Comprehensive income attributable to non controlling interest	202	159	568	297	451
Comprehensive loss attributable to Universal Hospital Services, Inc.	$ (21,594)	$ (3,775)	$ (19,703)	$ (9,087)	$ (19,438)	$ (27,252)	$ (14,460)